Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2011
Registrant Name	dei_EntityRegistrantName	DREYFUS STOCK FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001199348
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 03, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb. 03, 2012
Dreyfus Small Cap Equity Fund (Prospectus Summary) | Dreyfus Small Cap Equity Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DSEAX
Dreyfus Small Cap Equity Fund (Prospectus Summary) | Dreyfus Small Cap Equity Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DSEBX
Dreyfus Small Cap Equity Fund (Prospectus Summary) | Dreyfus Small Cap Equity Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DSECX
Dreyfus Small Cap Equity Fund (Prospectus Summary) | Dreyfus Small Cap Equity Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DSERX
Dreyfus International Equity Fund (Prospectus Summary) | Dreyfus International Equity Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIEAX
Dreyfus International Equity Fund (Prospectus Summary) | Dreyfus International Equity Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIEBX
Dreyfus International Equity Fund (Prospectus Summary) | Dreyfus International Equity Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIECX
Dreyfus International Equity Fund (Prospectus Summary) | Dreyfus International Equity Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIERX